Marketable Securities	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Note 4 - Marketable Securities

The Company's investments in marketable securities as of December 31, 2023 and 2024 are classified as ''held-to-maturity'' and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2024
Held to maturity:
Corporate debt securities and government debt securities
Current	20,990	-	(171)	20,819
Non-Current (1 to 3 years)	6,891	10	(61)	6,840

	27,881	10	(232)	27,659

At December 31, 2023
Held to maturity:
Corporate debt securities and government debt securities
Current	8,022	-	(121)	7,901
Non-Current (1 to 4 years)	16,742	-	(558)	16,184
	24,764	-	(679)	24,085

*	Fair value is being determined using Level 2 inputs.
**	Including accrued interest in the amount of US$ 188 thousand and US$ 182 thousand as of December 31, 2023 and 2024, respectively.
The accrued interest is presented as part of other receivables on the balance sheet.
Activity in marketable securities in 2023 and 2024	US$ thousands

Balance at January 1, 2023	19,321

Purchases of marketable securities	9,623
Changes in marketable securities, net	(180)
Proceeds from maturity of marketable securities	(4,000)

Balance at January 1, 2024	24,764

Purchases of marketable securities	11,100
Changes in marketable securities, net	(33)
Proceeds from maturity of marketable securities	(7,950)

Balance at December 31, 2024	27,881

The following table summarizes the gross unrealized losses or gains on investment securities and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss or gain position, at December 31, 2024:

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities and government debt securities	(38)	11,102	(194)	14,585	(232)	25,687

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Gains	Fair value	Unrealized Gains	Fair value	Unrealized Gains	Fair value

Corporate debt securities and government debt securities	7	990	3	982	10	1,972

The unrealized losses or gains on the investments were caused by changes in interest rate. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery.